Supplemental Cash Flow Information - Schedule of Non-Cash Investing and Financing Activities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Non-Cash Investing and Financing Activities [Abstract]
Reallocation of opening deficit to reserve			€ (1,028,578)
Recognition of right-of-use assets from lease extension		41,944
Recognition of right-of-use assets from lease addition			19,353
Recognition of right-of-use assets from lease modification	42,644
Derecognition of right-of-use assets	11,349
Conversion form related party loan to capital contribution		€ 600,000